[Transamerica Life Insurance Company Letterhead]

May 6, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Transamerica Preferred Advantage Variable Annuity
Separate Account VA L
Transamerica Life Insurance Company
(File No. 333-87792)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information declared effective on May 1, 2004, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Group

cc:	Frederick R. Bellamy, Esq.